Debt (Tables)	9 Months Ended
Sep. 30, 2025
Debt
Schedule outstanding principal balances on each loan facility

	As of
In thousands of U.S. Dollars	September 30, 2025	December 31, 2024
$350 million Revolving Credit Facility	110,000	—
Nordea/SEB Revolving Facility	—	37,500
$15 million Working Capital Facility	6,143	1,296
Total debt	116,143	38,796
Non-current portion of long-term debt	116,143	38,796

Schedule of future minimum repayments under the loan facilities

Future minimum scheduled repayments under the Company’s loan facilities for each year are as follows:

As of
In thousands of U.S. Dollars	September 30, 2025
2025(1)	—
2026	—
2027	—
2028	—
2029	—
2030	6,143
2031	110,000
116,143

(1) Three-month period ending December 31, 2025